Debt & Non-recourse debt - Schedule of Outstanding Borrowings (Parenthetical) (Detail) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt instrument, average interest rate		5.081%	4.851%
Deferred financing costs		$ 9	$ 10	$ 8
Scenario, Previously Reported [Member]
Debt Instrument [Line Items]
Debt instrument, average interest rate			4.854%
Non-recourse Debt
Debt Instrument [Line Items]
Debt instrument, average interest rate		2.41%	1.946%
Deferred financing costs		$ 6	$ 2
Term Loan Due 2021 [Member] | Line of Credit
Debt Instrument [Line Items]
Debt instrument, average interest rate			2.94%
Debt instrument, maturity year			2021
Deferred financing costs			$ 2
Senior notes with a rate of 6.125%, due 2024 | Line of Credit
Debt Instrument [Line Items]
Debt instrument, maturity year	2024
Deferred financing costs	$ 8	$ 7	$ 8
Senior notes with a rate of 6.125%, due 2024 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, average interest rate			6.125%
Debt instrument, maturity year	2024		2024
Deferred financing costs			$ 8
Timeshare Facility with an average rate of 1.93%, due 2019 | Non-recourse Debt
Debt Instrument [Line Items]
Debt instrument, average interest rate		2.36%	1.93%
Debt instrument, maturity year			2019
Deferred financing costs		$ 2	$ 3
Securitized Debt with an average rate of 1.97%, due 2026 | Non-recourse Debt
Debt Instrument [Line Items]
Debt instrument, average interest rate			1.97%
Debt instrument, maturity year			2026
Deferred financing costs			$ 2
Revolving Credit Facility
Debt Instrument [Line Items]
Deferred financing costs		$ 2	2
Revolving Credit Facility | Timeshare Facility with an average rate of 1.93%, due 2019
Debt Instrument [Line Items]
Deferred financing costs			$ 5